POLICY ACQUISITION COSTS (Tables)	12 Months Ended
Dec. 31, 2012
POLICY ACQUISITION COSTS
Schedule of policy acquisition costs deferred and amortized to income

(in thousands)	2012	2011	2010
Deferred policy acquisition costs (DAC), beginning of year	$52,105	$40,242	$40,510
VOBA*, CBIC - Acquisition date	—	10,822	—
Deferred:
Direct commissions	$129,765	$116,206	$101,523
Premium taxes	9,528	8,725	6,809
Ceding commissions	(29,010)	(24,721)	(24,472)
Net deferred	$110,283	$100,210	$83,860
Amortized	110,044	99,169	84,128
DAC/VOBA*, end of year	$52,344	$52,105	$40,242
Policy acquisition costs:
Amortized to expense – DAC	$107,482	$91,499	$84,128
Amortized to expense – VOBA	2,562	7,670	—
Period costs:
Ceding commission – contingent	(1,940)	(2,207)	(2,203)
Other underwriting expenses	88,258	86,906	74,969
Total policy acquisition costs	$196,362	$183,868	$156,894

*Includes asset for value of business acquired (VOBA) in CBIC acquisition